Operating Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Selected Financial Information Regarding Reportable Business Segments

	Community Banking			Residential Mortgage Banking			Dealer Financial Services			Specialized Lending
Year Ended December 31,	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(Dollars in millions)
Net interest income (expense)	$2,208	$1,798	$1,726	$1,392	$1,403	$1,512	$930	$881	$835	$694	$598	$540
Net intersegment interest income (expense)	1,589	1,271	1,188	(900)	(904)	(982)	(161)	(153)	(160)	(279)	(235)	(206)
Segment net interest income	3,797	3,069	2,914	492	499	530	769	728	675	415	363	334
Allocated provision for credit losses	36	67	123	45	9	(104)	296	253	237	64	42	34
Noninterest income	1,227	1,166	1,184	346	356	311	2	—	2	285	248	208
Intersegment net referral fees (expense)	160	143	127	2	2	2	—	—	—	—	—	—
Noninterest expense	1,742	1,516	1,428	219	326	502	149	151	114	288	236	192
Amortization of intangibles	74	39	29	—	—	—	—	—	—	4	5	5
Allocated corporate expenses	1,337	1,225	1,204	109	97	95	45	38	31	76	55	53
Income (loss) before income taxes	1,995	1,531	1,441	467	425	350	281	286	295	268	273	258
Provision (benefit) for income taxes	726	566	527	177	161	132	107	109	112	58	61	56
Segment net income (loss)	$1,269	$965	$914	$290	$264	$218	$174	$177	$183	$210	$212	$202

Identifiable assets (period end)	$73,640	$68,250	$55,495	$35,558	$35,098	$36,067	$16,556	$15,130	$12,821	$17,583	$16,269	$13,819

	Insurance Holdings			Financial Services			Other, Treasury and Corporate (1)			Total BB&T Corporation
	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(Dollars in millions)
Net interest income (expense)	$3	$2	$2	$260	$219	$187	$834	$691	$572	$6,321	$5,592	$5,374
Net intersegment interest income (expense)	4	6	6	337	283	236	(590)	(268)	(82)	—	—	—
Segment net interest income	7	8	8	597	502	423	244	423	490	6,321	5,592	5,374
Allocated provision for credit losses	—	—	—	126	66	26	5	(9)	(65)	572	428	251
Noninterest income	1,726	1,608	1,663	898	859	780	(12)	(218)	(292)	4,472	4,019	3,856
Intersegment net referral fees (expense)	—	—	—	22	22	16	(184)	(167)	(145)	—	—	—
Noninterest expense	1,312	1,190	1,189	753	684	637	2,108	2,058	1,699	6,571	6,161	5,761
Amortization of intangibles	60	47	53	5	3	2	7	11	2	150	105	91
Allocated corporate expenses	111	99	86	151	136	128	(1,829)	(1,650)	(1,597)	—	—	—
Income (loss) before income taxes	250	280	343	482	494	426	(243)	(372)	14	3,500	2,917	3,127
Provision (benefit) for income taxes	96	98	110	181	186	160	(287)	(387)	(176)	1,058	794	921
Segment net income (loss)	$154	$182	$233	$301	$308	$266	$44	$15	$190	$2,442	$2,123	$2,206

Identifiable assets (period end)	$3,463	$2,804	$2,965	$17,233	$16,432	$12,669	$55,243	$55,964	$52,998	$219,276	$209,947	$186,834
__________________
(1) Includes financial data from subsidiaries below the quantitative and qualitative thresholds requiring disclosure.